Property, Plant and Equipment - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) System	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of operating production systems | System		4,000,000
Property, plant and equipment include assets under finance leases	$ 157,383.0	$ 157,383.0	$ 176,650.0	$ 175,470.0
Other income and expenses	275.0
Write-offs of property plant and equipment	62.0	431.0	600.0
Unitization agreements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of property plant and equipment		62.0
Disbursal of interest		100.0
Brazilian Federal Government [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment include assets under finance leases	19,306.0	19,306.0	22,614.0
Income arising of drilling activities for oil, natural gas and other liquid hydrocarbons located in the pre-salt area limited to the production		$ 5,000.0
Useful lives drilling activities for oil natural gas and other liquid hydrocarbons		40 years
Useful lives drilling activities for oil natural gas and other liquid hydrocarbons certain condition		5 years
Brazilian Agency Of Petroleum Natural Gas And Biofuels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Other expenses written off		$ 0.1	0.1	$ 4.0
Finance Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment include assets under finance leases	$ 96.0	$ 96.0	$ 118.0